UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Focused Large Cap Growth ETF
PGRO | NYSE Arca, Inc.	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Focused Large Cap Growth ETF for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Focused Large Cap Growth ETF	$50	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Putnam Focused Large Cap Growth ETF returned 10.41%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 10.82% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Snowflake, a cloud-based artificial intelligence data platform company
↑	Advanced Micro Devices, a semiconductor company
↑	Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Overweight position in ServiceNow, a cloud computing software company
↓	Overweight position in Corning, a glass, ceramics, and concrete manufacturer
↓	Underweight position in Alphabet, a technology company
Putnam Focused Large Cap Growth ETF	PAGE 1	39433-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam Focused Large Cap Growth ETF 5/25/2021 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (5/25/2021)
Putnam Focused Large Cap Growth ETF (NAV)	10.41	10.28	12.77
Russell 3000 Index	20.10	11.80	12.77
Russell 1000 Growth Index	10.82	11.88	14.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$212,109,638
Total Number of Portfolio Holdings	40
Total Management Fee Paid (based on a unitary fee)	$446,070
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Focused Large Cap Growth ETF	PAGE 2	39433-ATSR-1026

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Large Cap Growth ETF	PAGE 3	39433-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell, Kenneth Tanji and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell, Kenneth Tanji and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell, Kenneth Tanji and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $87,998 in August 31, 2025 and $48,000 in August 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $15,284 in August 31, 2025 and $7,642 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in August 31, 2025 and $1,474,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Focused Large Cap Growth ETF
Financial Statements and Other Important Information
Annual  | August 31, 2026

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Financial Statements and Other Important Information — Annual

Schedule of Investments
August 31, 2026
 Putnam Focused Large Cap Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 16.7%
Entertainment — 3.4%
Live Nation Entertainment Inc.	16,022	$2,882,198 *
Netflix Inc.	17,808	1,443,338 *
Spotify Technology SA	5,359	2,913,260 *
Total Entertainment		7,238,796
Interactive Media & Services — 13.3%
Alphabet Inc., Class A Shares	59,485	20,186,235
Meta Platforms Inc., Class A Shares	14,060	8,047,100
Total Interactive Media & Services		28,233,335

Total Communication Services		35,472,131
Consumer Discretionary — 7.7%
Automobiles — 3.0%
Tesla Inc.	17,491	6,435,813 *
Broadline Retail — 2.8%
Amazon.com Inc.	22,478	5,839,110 *
Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings Inc.	6,675	2,111,169
Starbucks Corp.	18,582	1,974,338
Total Hotels, Restaurants & Leisure		4,085,507

Total Consumer Discretionary		16,360,430
Consumer Staples — 1.8%
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	3,984	3,760,458

Financials — 6.2%
Financial Services — 6.2%
Mastercard Inc., Class A Shares	11,713	6,902,588
Visa Inc., Class A Shares	16,189	6,141,621

Total Financials		13,044,209
Health Care — 7.3%
Biotechnology — 0.7%
AbbVie Inc.	6,113	1,567,495
Health Care Equipment & Supplies — 2.0%
IDEXX Laboratories Inc.	3,005	1,672,854 *
Intuitive Surgical Inc.	7,048	2,656,109 *
Total Health Care Equipment & Supplies		4,328,963
Pharmaceuticals — 4.6%
Eli Lilly & Co.	8,361	9,671,420

Total Health Care		15,567,878
See Notes to Financial Statements.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Schedule of Investments (cont’d)
August 31, 2026
 Putnam Focused Large Cap Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 5.8%
Aerospace & Defense — 0.8%
TransDigm Group Inc.	1,500	$1,757,610
Building Products — 1.6%
Trane Technologies PLC	7,617	3,384,995
Electrical Equipment — 2.2%
GE Vernova Inc.	5,032	4,521,403
Machinery — 1.2%
Caterpillar Inc.	3,200	2,551,904

Total Industrials		12,215,912
Information Technology — 51.8%
Electronic Equipment, Instruments & Components — 2.2%
Coherent Corp.	6,936	1,927,029 *
Corning Inc.	18,904	2,811,592
Total Electronic Equipment, Instruments & Components		4,738,621
IT Services — 2.9%
Shopify Inc., Class A Shares	13,182	1,942,631 *
Snowflake Inc.	12,961	4,295,664 *
Total IT Services		6,238,295
Semiconductors & Semiconductor Equipment — 29.1%
Advanced Micro Devices Inc.	11,923	5,612,394 *
Broadcom Inc.	30,170	11,173,158
Lam Research Corp.	22,887	6,900,202
Marvell Technology Inc.	8,870	1,877,424
Micron Technology Inc.	6,995	6,706,316
NVIDIA Corp.	133,177	29,402,818
Total Semiconductors & Semiconductor Equipment		61,672,312
Software — 10.4%
Cadence Design Systems Inc.	10,896	3,691,347 *
Microsoft Corp.	21,554	10,934,129
Oracle Corp.	14,258	2,126,153
Palantir Technologies Inc., Class A Shares	13,208	2,461,707 *
Palo Alto Networks Inc.	7,349	2,808,273 *
Total Software		22,021,609
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	42,189	13,367,585
Western Digital Corp.	4,051	1,825,178
Total Technology Hardware, Storage & Peripherals		15,192,763

Total Information Technology		109,863,600
See Notes to Financial Statements.

Putnam Focused Large Cap Growth ETF 2026 Annual Report

 Putnam Focused Large Cap Growth ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 2.3%
Chemicals — 1.0%
Sherwin-Williams Co.		6,505	$2,203,959
Construction Materials — 1.3%
Vulcan Materials Co.		10,223	2,755,916

Total Materials			4,959,875
Total Investments before Short-Term Investments (Cost — $187,881,011)			211,244,493
	Rate
Short-Term Investments — 0.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $889,784)	3.420%	889,784	889,784 (a)(b)
Total Investments — 100.0% (Cost — $188,770,795)			212,134,277
Liabilities in Excess of Other Assets — (0.0)%††			(24,639)
Total Net Assets — 100.0%			$212,109,638

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $889,784 and the cost was $889,784 (Note 6).

See Notes to Financial Statements.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Statement of Assets and Liabilities
August 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $187,881,011)	$211,244,493
Investments in affiliated securities, at value (Cost — $889,784)	889,784
Dividends receivable from unaffiliated investments	61,740
Dividends receivable from affiliated investments	2,182
Total Assets	212,198,199
Liabilities:
Investment management fee payable	88,561
Total Liabilities	88,561
Total Net Assets	$212,109,638
Net Assets:
Paid-in capital	$193,032,470
Total distributable earnings (loss)	19,077,168
Total Net Assets	$212,109,638
Shares Outstanding	4,525,000
Net Asset Value	$46.88
See Notes to Financial Statements.

Putnam Focused Large Cap Growth ETF 2026 Annual Report

Statement of Operations
For the Year Ended August 31, 2026

Investment Income:
Dividends from unaffiliated investments	$396,430
Dividends from affiliated investments	67,306
Less: Foreign taxes withheld	(199)
Total Investment Income	463,537
Expenses:
Investment management fee (Note 2)	451,360
Total Expenses	451,360
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,290)
Net Expenses	446,070
Net Investment Income	17,467
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	7,883,417
Futures contracts	(92,546)
Net Realized Gain	7,790,871
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	2,857,468
Net Gain on Investments and Futures Contracts	10,648,339
Increase in Net Assets From Operations	$10,665,806
See Notes to Financial Statements.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2026	2025
Operations:
Net investment income	$17,467	$18,055
Net realized gain	7,790,871	11,254,512
Change in net unrealized appreciation (depreciation)	2,857,468	1,918,149
Increase in Net Assets From Operations	10,665,806	13,190,716
Distributions to Shareholders From (Note 1):
Total distributable earnings	(13,616)	(58,043)
Decrease in Net Assets From Distributions to Shareholders	(13,616)	(58,043)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (3,850,000 and 450,000 shares issued, respectively)	174,524,819	17,271,814
Cost of shares repurchased (675,000 and 875,000 shares repurchased, respectively)	(30,401,281)	(35,193,325)
Increase (Decrease) in Net Assets From Fund Share Transactions	144,123,538	(17,921,511)
Increase (Decrease) in Net Assets	154,775,728	(4,788,838)
Net Assets:
Beginning of year	57,333,910	62,122,748
End of year	$212,109,638	$57,333,910
See Notes to Financial Statements.

Putnam Focused Large Cap Growth ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$42.47	$35.00	$26.54	$22.14	$28.86
Income (loss) from operations:
Net investment income (loss)	0.01	0.01	0.03	0.06	(0.01)
Net realized and unrealized gain (loss)	4.41	7.49	8.48	4.36	(6.71)
Total income (loss) from operations	4.42	7.50	8.51	4.42	(6.72)
Less distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.02)	—
Total distributions	(0.01)	(0.03)	(0.05)	(0.02)	—
Net asset value, end of year	$46.88	$42.47	$35.00	$26.54	$22.14
Total return, based on NAV[2]	10.41%	21.44%	32.13%	20.01%	(23.28)%
Net assets, end of year (000s)	$212,110	$57,334	$62,123	$35,160	$10,517
Ratios to average net assets:
Gross expenses	0.49%	0.54%	0.55%	0.57%[3]	0.55%
Net expenses	0.48 [4,5]	0.53 [4,5]	0.55 [4,5]	0.56 [3,4,5]	0.55
Net investment income (loss)	0.02	0.03	0.10	0.24	(0.02)
Portfolio turnover rate[6]	18%	15%	25%	45%	52%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Includes one-time proxy cost of 0.02%.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Putnam Focused Large Cap Growth ETF (the “Fund”) is a separate non-diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment

Putnam Focused Large Cap Growth ETF 2026 Annual Report

speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$211,244,493	—	—	$211,244,493
Short-Term Investments†	889,784	—	—	889,784
Total Investments	$212,134,277	—	—	$212,134,277

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Putnam Focused Large Cap Growth ETF 2026 Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(9,816,487)	$9,816,487
(a)
Reclassifications are due to in-kind transactions.
2. Investment management agreement and other transactions with affiliates
Putnam Investment Management, LLC (“Putnam Management”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Advisers”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.). FTIML is an indirect subsidiary of Franklin Templeton.
The Fund pays its investment manager an annual all-inclusive unified management fee of 0.49% based on the Fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Putnam Management has retained Advisers as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the Fund assets managed by FTIML.

Putnam Focused Large Cap Growth ETF 2026 Annual Report

Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $5,290, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
As of August 31, 2026, Franklin Templeton and its affiliates owned 49% of the Fund.
3. Investments
During the year ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$124,537,795
Sales	17,145,868
During the year ended August 31, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$62,151,955
Redemptions	25,218,522
Realized gain (loss)*	9,872,930

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At August 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$189,179,017	$26,224,024	$(3,268,764)	$22,955,260
4. Derivative instruments and hedging activities
At August 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended August 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(92,546)
During the year ended August 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$146,113

*	Based on the average of the daily market values during the period.
†	At August 31, 2026, there were no open positions held in this derivative.
5. Fund share transactions
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed

Putnam Focused Large Cap Growth ETF 2026 Annual Report

in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended August 31, 2026. The following transactions were effected in such company for the year ended August 31, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$1,123,321	$79,495,154	79,495,154	$79,728,691	79,728,691

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$67,306	—	$889,784
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$13,616	$58,043
As of August 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$3,851
Deferred capital losses*	(3,881,943)
Unrealized appreciation (depreciation)(a)	22,955,260
Total distributable earnings (loss) — net	$19,077,168

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
8. Recent accounting pronouncement
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic 820) — Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Putnam Focused Large Cap Growth ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Putnam Focused Large Cap Growth ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Focused Large Cap Growth ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.  We have not been able to determine the specific year we began serving as auditor.
Putnam Focused Large Cap Growth ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$380,119
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$391,754
Qualified Business Income Dividends Earned	§199A	$154
Section 163(j) Interest Earned	§163(j)	$2,535

Putnam Focused Large Cap Growth ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam Focused Large Cap Growth ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June 2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.

Putnam Focused Large Cap Growth ETF

At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
• That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
• The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.
Putnam Focused Large Cap Growth ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 49 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Putnam Focused Large Cap Growth ETF

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Putnam Focused Large Cap Growth ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37th percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26th, 22nd and 16th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the

Putnam Focused Large Cap Growth ETF

funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year and three-year periods ended December 31, 2025. Your fund’s return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and three-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations about the performance of your fund.
In the Advisor’s view:
• Stock selection accounted for most of the underperformance, whereas sector allocation was a smaller detractor.
• From an individual stock perspective, underweight positions in global internet and technology company Alphabet and data software company Palantir Technologies were the largest single detractors. The strongest contributors were an overweight position in semiconductor and infrastructure software company Broadcom and an underweight position in membership-based warehouse retailer Costco Wholesale Corporation.
• Within sector allocation, the largest detractors were overweight positioning to real estate, financials and materials, as well as an underweight positioning to information technology. These were partially offset by a positive contribution from the underweight positioning to consumer staples.
Putnam Focused Large Cap Growth ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Focused Large Cap Growth ETF

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Putnam
Focused Large Cap Growth ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Putnam Investment Management, LLC
Subadvisers
Franklin Advisers, Inc.
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Putnam Focused Large Cap Growth ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam Focused Large Cap Growth ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam Focused Large Cap Growth ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39433-AFSOI  10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 27, 2026